Short-term borrowings (Details) - Shenzhen Lestvan [Member] ¥ in Thousands	12 Months Ended
Jun. 30, 2025 CNY (¥)
Secured Loan [Member]
Short-Term Borrowings [Line Items]
Fixed interest rate	2.95%
Secured loan	¥ 5,100
Monthly payment schedule	300
Revolving Credit Facility [Member]
Short-Term Borrowings [Line Items]
Unsecured revolving credit line	¥ 6,000
Fixed interest rate	2.22%